Advances to Suppliers and Other Current Assets (Tables)	12 Months Ended
Sep. 30, 2025
Advances to Suppliers and Other Current Assets [Abstract]
Schedule of Advances to Suppliers and Other Current Asset

The amount of advances to suppliers and other current asset consisted of the following:

	September 30, 2025	September 30, 2024
Prepayments for advertisements	$-	$1,545,985
Prepayment of projects	22,475,067	38,426,383
Prepayments of land leases	521,363	301,340
Total	$22,996,430	$40,273,708